Restructuring Expenses - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring Expenses [Abstract]
Restructuring Expenses
(8)	Restructuring Expenses

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina. The Company has retained a few administrative employees in its facility in East Norriton, Pennsylvania, and is exploring options to significantly reduce the amount of space it currently rents.

The Company offered severance benefits to the terminated employees, and recorded a $1.7 million charge for personnel-related termination costs in the fourth quarter of 2011, of which $0.8 million was included in research and development expense and $0.9 million was included in general and administrative expense in the accompanying statements of operations. The Company expects to complete payment of these severance benefits by September 2012.

The following table summarizes the activity related to accrued severance benefits for the six months ended June 30, 2012 (in thousands).

Accrued Severance Benefits

Balance at December 31, 2011	$1,544
Net charges paid	(1,382)
Balance at June 30, 2012	$162

(9)	Restructuring Expenses

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina.   The Company has retained a few administrative employees in its facility in East Norriton, Pennsylvania, and is exploring options to significantly reduce the amount of space it currently rents.  In connection with the restructuring, the Company recorded a non-cash property and equipment impairment charge (see Note 6 for further information) and a non-cash charge related to its lease obligations (see Note 10 for further information).

The Company offered severance benefits to the terminated employees, and estimates a total charge for personnel-related termination costs of approximately $2.0 million. The Company recorded $1.7 million of the total charge in the fourth quarter of 2011, of which $0.8 million is included in research and development expense and $0.9 million is included in general and administrative expense in the accompanying statements of operations.  The Company expects to complete payment of these severance benefits by September 2012.  The following table summarizes the activity related to accrued severance benefits for the year ended December 31, 2011 (in thousands).

	2011 charges to operations	2011 charges paid	Accrual balance as of December 31, 2011
Restructuring Expenses:
Severance benefits	$1,716	$172	$1,544

In 2009, the Company implemented a restructuring plan, which reduced headcount by 34 employees.  Expenses incurred related to the 2009 restructuring consisted of termination benefits of $0.9 million in the year ended December 31, 2009, of which $0.6 million is included in research and development expense and $0.3 million is included in general and administrative expense in the accompanying statements of operations.  As of December 31, 2010 all cost associated with the 2009 restructuring plan were incurred and paid.